Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

On October 19, 2020, the Company entered into the Voronoi License Agreement with Voronoi. The Voronoi License Agreement gives the Company access to Voronoi’s preclinical stage epidermal growth factor receptor (EGFR) and human epidermal growth factor receptor 2 (HER2) exon 20 insertion mutation program, including a lead product candidate now designated as ORIC-114. Under the Voronoi License Agreement, Voronoi granted the Company an exclusive, sublicensable license under Voronoi’s rights to certain patents and patent applications directed to certain small molecule compounds that bind to EGFR and HER2 with one or more exon 20 insertion mutations and certain related know-how, in each case, to develop and commercialize certain licensed compounds and licensed products incorporating any such compound worldwide (other than in the People’s Republic of China, Hong Kong, Macau and Taiwan) (the ORIC Territory). Under the Voronoi License Agreement, the Company is wholly responsible for development and commercialization of licensed products in the ORIC Territory. In addition, the Company is obligated to use commercially reasonable efforts to develop and commercialize at least one licensed product in certain major markets in the ORIC Territory.

The Company’s financial obligations under the Voronoi License Agreement included an upfront payment comprised of a $5.0 million cash payment and the issuance to Voronoi of 283,259 shares of the Company’s common stock issued pursuant to a stock issuance agreement (Stock Agreement) entered into between the parties on October 19, 2020. The number of shares issued pursuant to the Stock Agreement was based on a price of $28.24 per share, representing a premium of 25% to the 30-day trailing volume weighted average trading price of the Company’s common stock. The shares were issued in a private placement in reliance on Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions by an issuer not involving any public offering.

The Company is also obligated to make milestone payments to Voronoi upon the achievement of certain events. Upon the achievement of certain development and regulatory milestones with respect to the first licensed product, the Company is obligated to pay Voronoi up to a maximum of $111.0 million. Upon the achievement of certain commercial milestones with respect to the first licensed product, the Company is obligated to pay Voronoi up to a maximum of $225.0 million. If the Company pursues a second licensed product, the Company would pay Voronoi up to an additional $272.0 million in success-based milestones. In addition, the Company is obligated to pay royalties on net sales of licensed products in the ORIC Territory.

Unless earlier terminated, the Voronoi License Agreement will continue in effect until the expiration of all royalty payment obligations. Following the expiration of the Voronoi License Agreement, the Company will retain its licenses under the intellectual property Voronoi licensed to it on a royalty-free basis. The Company and Voronoi may each terminate the Voronoi License Agreement if the other party materially breaches the terms of such agreement, subject to specified notice and cure provisions, or enters into bankruptcy or insolvency proceedings. Voronoi may also terminate the agreement if the Company discontinues development of licensed products for a specified period of time. The Company also has the right to terminate the Voronoi License Agreement without cause by providing prior notice to Voronoi.

If Voronoi terminates the Voronoi License Agreement for cause, or if the Company terminates the Voronoi License Agreement without cause, then the Company is obligated to grant a nonexclusive license to Voronoi under certain of the Company’s patents and know-how and to assign to Voronoi certain of its regulatory filings for licensed compounds and licensed products.

(11) Subsequent Events

Reverse Stock Split

On April 21, 2020, the Company filed an Amended and Restated Certificate of Incorporation effecting a 1-for-4 reverse stock split of its issued and outstanding common stock and convertible preferred stock. The par value of the authorized stock was not adjusted as a result of the reverse stock split. Other than the par value, all share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.